Net Income Per Unit (Tables)	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
Net Income Per Unit - Basic and Diluted (Table)

	For the six-month periods ended June 30,
BASIC and DILUTED	2023	2022
Numerators
Partnership’s net income	$17,440	$45,567
Less:
General Partner’s interest in Partnership’s net income	297	789
Partnership’s net income allocable to unvested units	423	1,043
Common unit holders’ interest in Partnership’s net income	$16,720	$43,735
Denominators
Weighted average number of common units outstanding, basic and diluted	19,639,212	19,316,608
Net income per common unit:
Basic and diluted	$0.85	$2.26